UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Templeton Aggressive Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$6	0.11%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,029,594,483
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7301-STSR-0825

Franklin Templeton Aggressive Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$19	0.36%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,029,594,483
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7302-STSR-0825

Franklin Templeton Moderately Aggressive Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$5	0.10%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,474,341,092
Total Number of Portfolio Holdings*	29
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7303-STSR-0825

Franklin Templeton Moderately Aggressive Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$18	0.35%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,474,341,092
Total Number of Portfolio Holdings*	29
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7530-STSR-0825

Franklin Templeton Moderate Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$6	0.11%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,721,934,023
Total Number of Portfolio Holdings*	30
Portfolio Turnover Rate	26%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 1	7305-STSR-0825

Franklin Templeton Moderate Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$18	0.36%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,721,934,023
Total Number of Portfolio Holdings*	30
Portfolio Turnover Rate	26%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 1	7306-STSR-0825

Franklin Templeton Moderately Conservative Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$6	0.12%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$464,559,201
Total Number of Portfolio Holdings*	26
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7307-STSR-0825

Franklin Templeton Moderately Conservative Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$19	0.37%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$464,559,201
Total Number of Portfolio Holdings*	26
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7308-STSR-0825

Franklin Templeton Conservative Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$8	0.15%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$187,665,266
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 1	7309-STSR-0825

Franklin Templeton Conservative Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$20	0.40%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$187,665,266
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 1	7310-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton Model Portfolio Funds
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
June 30, 2025
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 98.3%
Domestic Equity — 75.4%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A		917,934	$30,383,607 *
American Funds Insurance Series — Growth Fund, Class 1A		570,993	72,790,270
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		681,739	25,217,515
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		464,593	100,403,170
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		1,023,105	30,232,749 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		865,778	58,846,937 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		5,823,209	61,776,094 *
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		2,006,764	68,621,487
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,584,461	30,421,817
NYLI VP MFS® Investors Trust Portfolio, Initial Class		2,475,451	25,456,299 *
NYLI VP MFS® Research Portfolio, Initial Class		1,257,554	12,794,478 *
NYLI VP Small Cap Growth Portfolio, Initial Class		1,300,690	15,257,489 *
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class		845,088	28,857,982 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,383,577	68,146,465
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		715,328	63,971,784
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		3,804,437	82,670,421

Total Domestic Equity			775,848,564
Foreign Equity — 14.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		880,959	50,505,386
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		602,641	22,544,783
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class		1,610,931	19,524,803
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		2,066,227	30,187,579 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,916,363	25,468,463

Total Foreign Equity			148,231,014
Domestic Fixed Income — 8.5%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		8,383,369	87,522,376
Total Investments in Underlying Funds before Short-Term Investments (Cost — $863,285,704)			1,011,601,954
	Rate
Short-Term Investments — 1.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $16,787,181)	4.161%	16,787,181	16,787,181 (b)
Total Investments — 99.9% (Cost — $880,072,885)			1,028,389,135
Other Assets in Excess of Liabilities — 0.1%			1,205,348
Total Net Assets — 100.0%			$1,029,594,483

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.4%
Domestic Equity — 58.5%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	1,473,961	$48,788,121 *
American Funds Insurance Series — Growth Fund, Class 1A	1,178,860	150,281,050
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	1,313,733	48,594,984
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,148,114	248,118,896
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	821,437	24,273,448 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,994,716	135,580,826 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	8,536,933	90,564,908 *
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	2,506,317	85,703,754
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,180,504	61,066,001
NYLI VP MFS® Investors Trust Portfolio, Initial Class	3,577,457	36,788,774 *
NYLI VP MFS® Research Portfolio, Initial Class	2,423,146	24,653,332 *
NYLI VP Small Cap Growth Portfolio, Initial Class	2,088,640	24,500,377 *
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	1,850,500	63,190,702 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	3,827,577	109,430,428
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	1,364,011	121,983,525
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	8,017,962	174,230,311

Total Domestic Equity		1,447,749,437
Domestic Fixed Income — 28.7%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	10,864,786	103,215,467
U.S. Government Securities Fund, Class 1A	7,953,202	78,816,228
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	12,139,387	84,854,314
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	22,720,840	237,205,570
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	7,915,406	73,296,656
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	13,878,064	133,090,635

Total Domestic Fixed Income		710,478,870
Foreign Equity — 11.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	2,119,293	121,499,055
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	1,287,875	48,179,395
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	1,955,458	23,700,548
Putnam Variable Trust — Putnam VT International Value Fund, Class IA	3,312,640	48,397,678 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	2,769,019	36,800,259

Total Foreign Equity		278,576,935
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	2,406,014	24,108,264
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,150,134,483)		2,460,913,506
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.4%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $9,685,197)	4.161%	9,685,197	$9,685,197 (b)
Total Investments — 99.8% (Cost — $2,159,819,680)			2,470,598,703
Other Assets in Excess of Liabilities — 0.2%			3,742,389
Total Net Assets — 100.0%			$2,474,341,092

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 98.7%
Domestic Equity — 46.8%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	779,320	$25,795,501 *
American Funds Insurance Series — Growth Fund, Class 1A	554,293	70,661,256
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	347,269	12,845,479
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	809,135	174,862,256
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	1,013,368	29,945,019 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,087,209	73,897,574 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	5,158,327	54,722,627 *
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	1,388,171	47,468,644
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,345,202	25,828,006
NYLI VP MFS® Investors Trust Portfolio, Initial Class	2,098,093	21,575,744 *
NYLI VP MFS® Research Portfolio, Initial Class	1,708,150	17,378,886 *
NYLI VP Small Cap Growth Portfolio, Initial Class	736,151	8,635,277 *
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	782,709	26,727,863 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	2,248,506	64,284,796
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	556,686	49,784,427
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	4,643,221	100,897,186

Total Domestic Equity		805,310,541
Domestic Fixed Income — 40.6%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	9,807,720	93,173,335
U.S. Government Securities Fund, Class 1A	11,949,005	118,414,635
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	10,886,058	76,093,546
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	14,236,145	148,625,358
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	3,390,058	42,155,706
NYLI VP PIMCO Real Return Portfolio, Initial Class	4,177,610	33,689,919
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	7,362,176	68,173,754
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	12,319,764	118,146,539

Total Domestic Fixed Income		698,472,792
Foreign Equity — 8.9%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,493,650	85,630,944
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	794,450	29,720,371
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	1,378,466	16,707,281
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,626,682	21,618,611

Total Foreign Equity		153,677,207
Foreign Fixed Income — 2.4%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	4,194,518	42,029,075
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,522,303,323)		1,699,489,615
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 1.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $22,137,444)	4.161%	22,137,444	$22,137,444 (b)
Total Investments — 100.0% (Cost — $1,544,440,767)			1,721,627,059
Other Assets in Excess of Liabilities — 0.0%††			306,964
Total Net Assets — 100.0%			$1,721,934,023

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.0%
Domestic Fixed Income — 51.8%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	2,786,278	$26,469,642
U.S. Government Securities Fund, Class 1A	5,079,262	50,335,485
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	3,944,320	27,570,797
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	3,979,090	41,541,696
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	1,842,408	22,910,526
NYLI VP PIMCO Real Return Portfolio, Initial Class	1,702,826	13,732,269
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,375,915	22,000,973
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	3,730,335	35,773,914

Total Domestic Fixed Income		240,335,302
Domestic Equity — 35.5%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	141,180	4,673,055 *
American Funds Insurance Series — Growth Fund, Class 1A	112,966	14,400,864
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	219,859	47,513,664
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	393,384	11,624,496 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	197,998	13,457,928 (a)
New York Life Investments VP Funds Trust:
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	205,755	7,035,822
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	243,693	4,678,927
NYLI VP MFS® Investors Trust Portfolio, Initial Class	525,761	5,406,666 *
NYLI VP MFS® Research Portfolio, Initial Class	464,165	4,722,462 *
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	212,691	7,262,964 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	407,335	11,645,699
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	151,272	13,528,234
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	877,736	19,073,204

Total Domestic Equity		165,023,985
Foreign Fixed Income — 6.4%
American Funds Insurance Series — Capital World Bond, Class 1A	1,123,047	11,601,078
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,824,228	18,278,766

Total Foreign Fixed Income		29,879,844
Foreign Equity — 5.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	365,392	20,947,927
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	265,868	3,533,384

Total Foreign Equity		24,481,311
Total Investments in Underlying Funds before Short-Term Investments (Cost — $423,119,061)		459,720,442
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 1.1%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $5,341,656)	4.161%	5,341,656	$5,341,656 (b)
Total Investments — 100.1% (Cost — $428,460,717)			465,062,098
Liabilities in Excess of Other Assets — (0.1)%			(502,897)
Total Net Assets — 100.0%			$464,559,201

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 98.6%
Domestic Fixed Income — 66.1%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,670,828	$15,872,866
U.S. Government Securities Fund, Class 1A		2,399,146	23,775,537
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,866,939	13,049,907
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,062,187	21,529,236
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,195,803	14,869,930
NYLI VP PIMCO Real Return Portfolio, Initial Class		921,027	7,427,534
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,166,760	10,804,194
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,746,035	16,744,473

Total Domestic Fixed Income			124,073,677
Domestic Equity — 19.5%
American Funds Insurance Series — Growth Fund, Class 1A		45,827	5,842,092
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		89,190	19,274,963
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		95,746	2,829,288 *
New York Life Investments VP Funds Trust:
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		74,426	1,428,984
NYLI VP MFS® Investors Trust Portfolio, Initial Class		139,374	1,433,248 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		49,782	1,423,260
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		199,836	4,342,434

Total Domestic Equity			36,574,269
Foreign Fixed Income — 12.0%
American Funds Insurance Series — Capital World Bond, Class 1A		1,275,640	13,177,360
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		925,122	9,269,724

Total Foreign Fixed Income			22,447,084
Foreign Equity — 1.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		32,942	1,888,556
Total Investments in Underlying Funds before Short-Term Investments (Cost — $176,104,776)			184,983,586
	Rate
Short-Term Investments — 1.5%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,879,133)	4.161%	2,879,133	2,879,133 (a)
Total Investments — 100.1% (Cost — $178,983,909)			187,862,719
Liabilities in Excess of Other Assets — (0.1)%			(197,453)
Total Net Assets — 100.0%			$187,665,266

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$76,465,010	$156,315,870	$61,800,745
Investments in unaffiliated Underlying Funds, at cost	803,607,875	2,003,503,810	1,482,640,022
Investments in affiliated Underlying Funds, at value	$89,034,516	$183,978,504	$73,897,574
Investments in unaffiliated Underlying Funds, at value	939,354,619	2,286,620,199	1,647,729,485
Receivable for Portfolio shares sold	1,456,259	3,958,135	343,932
Distributions receivable from unaffiliated Underlying Funds	312,101	1,525,131	1,314,654
Prepaid expenses	—	159	113
Total Assets	1,030,157,495	2,476,082,128	1,723,285,758
Liabilities:
Payable for investments in unaffiliated Underlying Funds	258,825	1,011,440	802,285
Service and/or distribution fees payable	175,345	472,610	342,495
Investment management fee payable	70,900	171,585	120,883
Fund accounting fees payable	31,969	42,655	38,510
Trustees’ fees payable	3,708	14,409	12,812
Accrued expenses	22,265	28,337	34,750
Total Liabilities	563,012	1,741,036	1,351,735
Total Net Assets	$1,029,594,483	$2,474,341,092	$1,721,934,023
Net Assets:
Par value (Note 7)	$629	$1,685	$1,295
Paid-in capital in excess of par value	855,606,527	2,109,026,596	1,514,648,799
Total distributable earnings (loss)	173,987,327	365,312,811	207,283,929
Total Net Assets	$1,029,594,483	$2,474,341,092	$1,721,934,023
Net Assets:
Class I	$142,516,993	$100,348,577	$22,087,282
Class II	$887,077,490	$2,373,992,515	$1,699,846,741
Shares Outstanding:
Class I	8,677,150	6,804,929	1,653,464
Class II	54,249,009	161,707,206	127,855,891
Net Asset Value:
Class I	$16.42	$14.75	$13.36
Class II	$16.35	$14.68	$13.30
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
June 30, 2025

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$11,009,505	—
Investments in unaffiliated Underlying Funds, at cost	417,451,212	$178,983,909
Investments in affiliated Underlying Funds, at value	$13,457,928	—
Investments in unaffiliated Underlying Funds, at value	451,604,170	$187,862,719
Distributions receivable from unaffiliated Underlying Funds	429,135	212,912
Receivable for Portfolio shares sold	—	4,548
Prepaid expenses	27	7
Total Assets	465,491,260	188,080,186
Liabilities:
Payable for Portfolio shares repurchased	486,555	178,676
Payable for investments in unaffiliated Underlying Funds	255,002	129,556
Service and/or distribution fees payable	92,807	37,419
Investment management fee payable	32,713	13,257
Fund accounting fees payable	29,613	27,290
Trustees’ fees payable	5,097	2,281
Accrued expenses	30,272	26,441
Total Liabilities	932,059	414,920
Total Net Assets	$464,559,201	$187,665,266
Net Assets:
Par value (Note 7)	$386	$182
Paid-in capital in excess of par value	434,593,635	193,226,197
Total distributable earnings (loss)	29,965,180	(5,561,113)
Total Net Assets	$464,559,201	$187,665,266
Net Assets:
Class I	$5,228,623	$2,944,668
Class II	$459,330,578	$184,720,598
Shares Outstanding:
Class I	432,972	283,969
Class II	38,131,439	17,879,921
Net Asset Value:
Class I	$12.08	$10.37
Class II	$12.05	$10.33
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2025

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$2,396,427	$11,500,599	$9,512,806
Income distributions from affiliated Underlying Funds	441,981	742,547	12,445
Total Investment Income	2,838,408	12,243,146	9,525,251
Expenses:
Service and/or distribution fees (Notes 2 and 5)	977,288	2,694,996	1,989,342
Investment management fee (Note 2)	400,516	993,778	713,501
Trustees’ fees	22,955	58,690	42,705
Legal fees	21,948	40,770	35,016
Fund accounting fees	18,959	25,387	22,875
Audit and tax fees	13,359	13,359	13,359
Commitment fees (Note 9)	3,319	8,731	6,489
Insurance	2,004	5,339	4,033
Custody fees	1,997	4,097	3,544
Shareholder reports	1,428	2,716	2,507
Interest expense	411	637	—
Transfer agent fees (Notes 2 and 5)	16	16	17
Miscellaneous expenses	4,738	7,294	6,590
Total Expenses	1,468,938	3,855,810	2,839,978
Net Investment Income	1,369,470	8,387,336	6,685,273
Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated
Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(127,218)	(118,990)	(150,927)
Sale of unaffiliated Underlying Funds	21,730,706	41,130,982	32,888,519
Capital gain distributions from affiliated Underlying Funds	577,513	1,164,489	397,956
Capital gain distributions from unaffiliated Underlying Funds	9,966,703	19,080,335	9,299,109
Net Realized Gain	32,147,704	61,256,816	42,434,657
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	30,401,181	77,298,406	47,810,315
Affiliated Underlying Funds	8,595,883	16,418,137	4,778,493
Change in Net Unrealized Appreciation (Depreciation)	38,997,064	93,716,543	52,588,808
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	71,144,768	154,973,359	95,023,465
Increase in Net Assets From Operations	$72,514,238	$163,360,695	$101,708,738
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended June 30, 2025

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$3,211,699	$1,593,902
Income distributions from affiliated Underlying Funds	2,267	—
Total Investment Income	3,213,966	1,593,902
Expenses:
Service and/or distribution fees (Notes 2 and 5)	547,545	218,804
Investment management fee (Note 2)	196,178	78,800
Legal fees	17,886	12,898
Fund accounting fees	17,515	16,124
Audit and tax fees	13,367	13,359
Trustees’ fees	11,955	4,754
Shareholder reports	2,111	2,016
Commitment fees (Note 9)	1,884	733
Custody fees	1,316	157
Insurance	1,174	464
Interest expense	798	—
Transfer agent fees (Notes 2 and 5)	17	23
Miscellaneous expenses	3,940	4,645
Total Expenses	815,686	352,777
Net Investment Income	2,398,280	1,241,125
Realized and Unrealized Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated
Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	76,910	—
Sale of unaffiliated Underlying Funds	5,231,361	155,490
Capital gain distributions from affiliated Underlying Funds	72,474	—
Capital gain distributions from unaffiliated Underlying Funds	1,973,659	609,925
Net Realized Gain	7,354,404	765,415
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	14,205,548	6,464,279
Affiliated Underlying Funds	795,127	—
Change in Net Unrealized Appreciation (Depreciation)	15,000,675	6,464,279
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	22,355,079	7,229,694
Increase in Net Assets From Operations	$24,753,359	$8,470,819
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Templeton Aggressive Model Portfolio

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$1,369,470	$7,065,412
Net realized gain	32,147,704	22,442,950
Change in net unrealized appreciation (depreciation)	38,997,064	84,207,321
Increase in Net Assets From Operations	72,514,238	113,715,683
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,150,685)	(18,196,603)
Decrease in Net Assets From Distributions to Shareholders	(13,150,685)	(18,196,603)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	97,458,563	182,136,914
Reinvestment of distributions	13,150,685	18,196,603
Cost of shares repurchased	(4,520,483)	(12,533,351)
Increase in Net Assets From Portfolio Share Transactions	106,088,765	187,800,166
Increase in Net Assets	165,452,318	283,319,246
Net Assets:
Beginning of period	864,142,165	580,822,919
End of period	$1,029,594,483	$864,142,165
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$8,387,336	$34,289,818
Net realized gain	61,256,816	29,294,151
Change in net unrealized appreciation (depreciation)	93,716,543	189,306,611
Increase in Net Assets From Operations	163,360,695	252,890,580
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,174,381)	(46,040,117)
Decrease in Net Assets From Distributions to Shareholders	(13,174,381)	(46,040,117)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	140,196,920	250,421,256
Reinvestment of distributions	13,174,381	46,040,117
Cost of shares repurchased	(13,043,517)	(17,169,127)
Increase in Net Assets From Portfolio Share Transactions	140,327,784	279,292,246
Increase in Net Assets	290,514,098	486,142,709
Net Assets:
Beginning of period	2,183,826,994	1,697,684,285
End of period	$2,474,341,092	$2,183,826,994
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$6,685,273	$32,899,517
Net realized gain	42,434,657	10,579,863
Change in net unrealized appreciation (depreciation)	52,588,808	120,227,768
Increase in Net Assets From Operations	101,708,738	163,707,148
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(38,182,807)
Return of capital	—	(2,494,746)
Decrease in Net Assets From Distributions to Shareholders	—	(40,677,553)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	56,970,060	125,279,184
Reinvestment of distributions	—	40,677,553
Cost of shares repurchased	(22,730,285)	(44,262,463)
Increase in Net Assets From Portfolio Share Transactions	34,239,775	121,694,274
Increase in Net Assets	135,948,513	244,723,869
Net Assets:
Beginning of period	1,585,985,510	1,341,261,641
End of period	$1,721,934,023	$1,585,985,510
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$2,398,280	$11,538,702
Net realized gain (loss)	7,354,404	(4,144,104)
Change in net unrealized appreciation (depreciation)	15,000,675	31,514,546
Increase in Net Assets From Operations	24,753,359	38,909,144
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(12,920,667)
Return of capital	—	(364,378)
Decrease in Net Assets From Distributions to Shareholders	—	(13,285,045)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	23,081,409	30,669,411
Reinvestment of distributions	—	13,285,045
Cost of shares repurchased	(23,314,101)	(61,324,912)
Decrease in Net Assets From Portfolio Share Transactions	(232,692)	(17,370,456)
Increase in Net Assets	24,520,667	8,253,643
Net Assets:
Beginning of period	440,038,534	431,784,891
End of period	$464,559,201	$440,038,534
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$1,241,125	$5,412,798
Net realized gain (loss)	765,415	(6,905,994)
Change in net unrealized appreciation (depreciation)	6,464,279	11,254,136
Increase in Net Assets From Operations	8,470,819	9,760,940
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(5,780,739)
Return of capital	—	(39,279)
Decrease in Net Assets From Distributions to Shareholders	—	(5,820,018)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	19,415,682	29,753,445
Reinvestment of distributions	—	5,820,018
Cost of shares repurchased	(15,180,367)	(27,838,915)
Increase in Net Assets From Portfolio Share Transactions	4,235,315	7,734,548
Increase in Net Assets	12,706,134	11,675,470
Net Assets:
Beginning of period	174,959,132	163,283,662
End of period	$187,665,266	$174,959,132
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Financial Highlights
Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.44	$13.36	$11.46	$14.61	$12.94	$10.00
Income (loss) from operations:
Net investment income	0.04	0.18	0.18	0.18	0.27	0.22
Net realized and unrealized gain (loss)	1.15	2.26	1.93	(2.61)	2.29	2.97
Total income (loss) from operations	1.19	2.44	2.11	(2.43)	2.56	3.19
Less distributions from:
Net investment income	—	(0.22)	(0.15)	(0.31)	(0.24)	(0.12)
Net realized gains	(0.21)	(0.14)	(0.06)	(0.41)	(0.65)	(0.13)
Total distributions	(0.21)	(0.36)	(0.21)	(0.72)	(0.89)	(0.25)
Net asset value, end of period	$16.42	$15.44	$13.36	$11.46	$14.61	$12.94
Total return[4]	7.77%	18.29%	18.44%	(16.62)%	19.75%	31.90%
Net assets, end of period (000s)	$142,517	$114,658	$69,207	$31,077	$13,851	$2,155
Ratios to average net assets:
Gross expenses[5]	0.11%[6]	0.11%	0.13%	0.15%	0.19%	0.61%[6]
Net expenses[5,7]	0.11 [6]	0.11	0.13	0.15	0.19	0.23 [6,8]
Net investment income	0.52 [6]	1.22	1.47	1.42	1.82	2.62 [6]
Portfolio turnover rate	33%	18%	21%	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.39	$13.32	$11.44	$14.59	$12.93	$10.00
Income (loss) from operations:
Net investment income	0.02	0.14	0.14	0.12	0.21	0.19
Net realized and unrealized gain (loss)	1.15	2.26	1.92	(2.57)	2.32	2.98
Total income (loss) from operations	1.17	2.40	2.06	(2.45)	2.53	3.17
Less distributions from:
Net investment income	—	(0.19)	(0.12)	(0.29)	(0.22)	(0.11)
Net realized gains	(0.21)	(0.14)	(0.06)	(0.41)	(0.65)	(0.13)
Total distributions	(0.21)	(0.33)	(0.18)	(0.70)	(0.87)	(0.24)
Net asset value, end of period	$16.35	$15.39	$13.32	$11.44	$14.59	$12.93
Total return[4]	7.67%	18.02%	18.05%	(16.82)%	19.51%	31.70%
Net assets, end of period (000s)	$887,077	$749,484	$511,616	$347,461	$250,624	$71,616
Ratios to average net assets:
Gross expenses[5]	0.36%[6]	0.36%	0.38%	0.40%	0.43%	0.83%[6]
Net expenses[5,7]	0.36 [6]	0.36	0.38	0.40	0.43	0.48 [6,8]
Net investment income	0.27 [6]	0.94	1.10	0.98	1.46	2.23 [6]
Portfolio turnover rate	33%	18%	21%	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$13.82	$12.36	$10.86	$13.50	$12.39	$10.00
Income (loss) from operations:
Net investment income	0.07	0.28	0.25	0.21	0.24	0.24
Net realized and unrealized gain (loss)	0.94	1.51	1.45	(2.36)	1.60	2.36
Total income (loss) from operations	1.01	1.79	1.70	(2.15)	1.84	2.60
Less distributions from:
Net investment income	—	(0.33)	(0.15)	(0.29)	(0.25)	(0.12)
Net realized gains	(0.08)	—	(0.05)	(0.20)	(0.48)	(0.09)
Total distributions	(0.08)	(0.33)	(0.20)	(0.49)	(0.73)	(0.21)
Net asset value, end of period	$14.75	$13.82	$12.36	$10.86	$13.50	$12.39
Total return[4]	7.32%	14.49%	15.94%	(15.89)%	14.79%	25.99%
Net assets, end of period (000s)	$100,349	$83,195	$54,173	$27,295	$13,346	$3,118
Ratios to average net assets:
Gross expenses[5]	0.10%[6]	0.11%	0.12%	0.13%	0.15%	0.28%[6]
Net expenses[5,7]	0.10 [6]	0.11	0.12	0.13	0.15	0.21 [6,8]
Net investment income	0.99 [6]	2.06	2.12	1.84	1.81	2.92 [6]
Portfolio turnover rate	23%	22%	16%	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$13.78	$12.32	$10.84	$13.47	$12.37	$10.00
Income (loss) from operations:
Net investment income	0.05	0.23	0.20	0.16	0.20	0.22
Net realized and unrealized gain (loss)	0.93	1.53	1.48	(2.32)	1.60	2.35
Total income (loss) from operations	0.98	1.76	1.68	(2.16)	1.80	2.57
Less distributions from:
Net investment income	—	(0.30)	(0.15)	(0.27)	(0.22)	(0.11)
Net realized gains	(0.08)	—	(0.05)	(0.20)	(0.48)	(0.09)
Total distributions	(0.08)	(0.30)	(0.20)	(0.47)	(0.70)	(0.20)
Net asset value, end of period	$14.68	$13.78	$12.32	$10.84	$13.47	$12.37
Total return[4]	7.12%	14.28%	15.53%	(16.03)%	14.56%	25.69%
Net assets, end of period (millions)	$2,374	$2,101	$1,644	$1,201	$970	$266
Ratios to average net assets:
Gross expenses[5]	0.35%[6]	0.36%	0.37%	0.38%	0.39%	0.51%[6]
Net expenses[5,7]	0.35 [6]	0.36	0.37	0.38	0.39	0.46 [6,8]
Net investment income	0.74 [6]	1.73	1.72	1.40	1.51	2.71 [6]
Portfolio turnover rate	23%	22%	16%	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$12.55	$11.50	$10.37	$12.64	$11.80	$10.00
Income (loss) from operations:
Net investment income	0.07	0.32	0.28	0.22	0.21	0.28
Net realized and unrealized gain (loss)	0.74	1.09	1.11	(2.08)	1.27	1.71
Total income (loss) from operations	0.81	1.41	1.39	(1.86)	1.48	1.99
Less distributions from:
Net investment income	—	(0.34)	(0.22)	(0.31)	(0.23)	(0.12)
Net realized gains	—	—	(0.04)	(0.10)	(0.41)	(0.07)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(0.36)	(0.26)	(0.41)	(0.64)	(0.19)
Net asset value, end of period	$13.36	$12.55	$11.50	$10.37	$12.64	$11.80
Total return[4]	6.45%	12.27%	13.39%	(14.77)%	12.54%	19.95%
Net assets, end of period (000s)	$22,087	$18,340	$13,416	$8,028	$5,724	$2,188
Ratios to average net assets:
Gross expenses[5]	0.11%[6]	0.11%	0.12%	0.13%	0.16%	0.29%[6]
Net expenses[5,7]	0.11 [6]	0.11	0.12	0.13	0.16	0.21 [6,8]
Net investment income	1.09 [6]	2.56	2.54	2.01	1.68	3.45 [6]
Portfolio turnover rate	26%	32%	18%	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$12.51	$11.47	$10.34	$12.61	$11.78	$10.00
Income (loss) from operations:
Net investment income	0.05	0.27	0.23	0.19	0.18	0.23
Net realized and unrealized gain (loss)	0.74	1.10	1.13	(2.08)	1.27	1.73
Total income (loss) from operations	0.79	1.37	1.36	(1.89)	1.45	1.96
Less distributions from:
Net investment income	—	(0.31)	(0.19)	(0.28)	(0.21)	(0.11)
Net realized gains	—	—	(0.04)	(0.10)	(0.41)	(0.07)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(0.33)	(0.23)	(0.38)	(0.62)	(0.18)
Net asset value, end of period	$13.30	$12.51	$11.47	$10.34	$12.61	$11.78
Total return[4]	6.32%	11.95%	13.18%	(14.99)%	12.30%	19.65%
Net assets, end of period (millions)	$1,700	$1,568	$1,328	$1,020	$855	$267
Ratios to average net assets:
Gross expenses[5]	0.36%[6]	0.36%	0.37%	0.38%	0.39%	0.51%[6]
Net expenses[5,7]	0.36 [6]	0.36	0.37	0.38	0.39	0.46 [6,8]
Net investment income	0.83 [6]	2.22	2.13	1.75	1.45	2.92 [6]
Portfolio turnover rate	26%	32%	18%	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$11.42	$10.76	$10.00	$11.86	$11.47	$10.00
Income (loss) from operations:
Net investment income	0.08	0.33	0.33	0.24	0.21	0.25
Net realized and unrealized gain (loss)	0.58	0.71	0.73	(1.79)	0.85	1.40
Total income (loss) from operations	0.66	1.04	1.06	(1.55)	1.06	1.65
Less distributions from:
Net investment income	—	(0.37)	(0.30)	(0.28)	(0.23)	(0.13)
Net realized gains	—	—	—	(0.03)	(0.44)	(0.05)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.38)	(0.30)	(0.31)	(0.67)	(0.18)
Net asset value, end of period	$12.08	$11.42	$10.76	$10.00	$11.86	$11.47
Total return[4]	5.78%	9.69%	10.56%	(13.08)%	9.22%	16.43%
Net assets, end of period (000s)	$5,229	$4,894	$4,825	$2,860	$2,882	$1,050
Ratios to average net assets:
Gross expenses[5]	0.12%[6]	0.13%	0.13%	0.15%	0.19%	0.43%[6]
Net expenses[5,7]	0.12 [6]	0.13	0.13	0.15	0.19	0.23 [6,8]
Net investment income	1.34 [6]	2.89	3.14	2.26	1.74	3.14 [6]
Portfolio turnover rate	21%	46%	20%	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$11.40	$10.75	$9.99	$11.85	$11.47	$10.00
Income (loss) from operations:
Net investment income	0.06	0.30	0.27	0.22	0.16	0.23
Net realized and unrealized gain (loss)	0.59	0.70	0.76	(1.80)	0.87	1.40
Total income (loss) from operations	0.65	1.00	1.03	(1.58)	1.03	1.63
Less distributions from:
Net investment income	—	(0.34)	(0.27)	(0.25)	(0.21)	(0.11)
Net realized gains	—	—	—	(0.03)	(0.44)	(0.05)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.35)	(0.27)	(0.28)	(0.65)	(0.16)
Net asset value, end of period	$12.05	$11.40	$10.75	$9.99	$11.85	$11.47
Total return[4]	5.70%	9.33%	10.31%	(13.29)%	8.96%	16.32%
Net assets, end of period (millions)	$459	$435	$427	$375	$326	$129
Ratios to average net assets:
Gross expenses[5]	0.37%[6]	0.38%	0.38%	0.39%	0.41%	0.63%[6]
Net expenses[5,7]	0.37 [6]	0.38	0.38	0.39	0.41	0.48 [6,8]
Net investment income	1.08 [6]	2.64	2.62	2.08	1.36	2.99 [6]
Portfolio turnover rate	21%	46%	20%	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$9.89	$9.64	$9.19	$10.86	$10.91	$10.00
Income (loss) from operations:
Net investment income	0.08	0.35	0.34	0.26	0.17	0.33
Net realized and unrealized gain (loss)	0.40	0.27	0.45	(1.66)	0.38	0.77
Total income (loss) from operations	0.48	0.62	0.79	(1.40)	0.55	1.10
Less distributions from:
Net investment income	—	(0.37)	(0.34)	(0.25)	(0.23)	(0.15)
Net realized gains	—	—	—	(0.02)	(0.37)	(0.04)
Return of capital	—	(0.00)[4]	—	—	—	—
Total distributions	—	(0.37)	(0.34)	(0.27)	(0.60)	(0.19)
Net asset value, end of period	$10.37	$9.89	$9.64	$9.19	$10.86	$10.91
Total return[5]	4.85%	6.39%	8.56%	(12.96)%	4.98%	10.99%
Net assets, end of period (000s)	$2,945	$2,543	$2,491	$2,036	$1,406	$1,053
Ratios to average net assets:
Gross expenses[6]	0.15%[7]	0.16%	0.17%	0.18%	0.25%	0.57%[7]
Net expenses[6,8]	0.15 [7]	0.16	0.17	0.18	0.23 [9]	0.23 [7,9]
Net investment income	1.66 [7]	3.51	3.57	2.64	1.52	4.33 [7]
Portfolio turnover rate	14%	51%	26%	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020[3]
Net asset value, beginning of period	$9.87	$9.62	$9.17	$10.84	$10.90	$10.00
Income (loss) from operations:
Net investment income	0.07	0.32	0.29	0.21	0.14	0.28
Net realized and unrealized gain (loss)	0.39	0.27	0.47	(1.64)	0.38	0.80
Total income (loss) from operations	0.46	0.59	0.76	(1.43)	0.52	1.08
Less distributions from:
Net investment income	—	(0.34)	(0.31)	(0.22)	(0.21)	(0.14)
Net realized gains	—	—	—	(0.02)	(0.37)	(0.04)
Return of capital	—	(0.00)[4]	—	—	—	—
Total distributions	—	(0.34)	(0.31)	(0.24)	(0.58)	(0.18)
Net asset value, end of period	$10.33	$9.87	$9.62	$9.17	$10.84	$10.90
Total return[5]	4.66%	6.15%	8.31%	(13.18)%	4.71%	10.78%
Net assets, end of period (000s)	$184,721	$172,417	$160,793	$159,201	$146,525	$82,143
Ratios to average net assets:
Gross expenses[6]	0.40%[7]	0.41%	0.42%	0.43%	0.45%	0.77%[7]
Net expenses[6,8]	0.40 [7]	0.41	0.42	0.43	0.45	0.48 [7,9]
Net investment income	1.39 [7]	3.25	3.08	2.18	1.27	3.73 [7]
Portfolio turnover rate	14%	51%	26%	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$399,256,292	$376,592,272	—	$775,848,564
Foreign Equity	75,973,849	72,257,165	—	148,231,014
Domestic Fixed Income	87,522,376	—	—	87,522,376
Total Long-Term Investments	562,752,517	448,849,437	—	1,011,601,954
Short-Term Investments†	16,787,181	—	—	16,787,181
Total Investments	$579,539,698	$448,849,437	—	$1,028,389,135

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$837,938,970	$609,810,467	—	$1,447,749,437
Domestic Fixed Income	498,572,007	211,906,863	—	710,478,870
Foreign Equity	158,299,314	120,277,621	—	278,576,935
Foreign Fixed Income	24,108,264	—	—	24,108,264
Total Long-Term Investments	1,518,918,555	941,994,951	—	2,460,913,506

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$9,685,197	—	—	$9,685,197
Total Investments	$1,528,603,752	$941,994,951	—	$2,470,598,703

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$476,571,718	$328,738,823	—	$805,310,541
Domestic Fixed Income	386,065,993	312,406,799	—	698,472,792
Foreign Equity	107,249,555	46,427,652	—	153,677,207
Foreign Fixed Income	42,029,075	—	—	42,029,075
Total Long-Term Investments	1,011,916,341	687,573,274	—	1,699,489,615
Short-Term Investments†	22,137,444	—	—	22,137,444
Total Investments	$1,034,053,785	$687,573,274	—	$1,721,627,059

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$117,583,108	$122,752,194	—	$240,335,302
Domestic Equity	105,218,729	59,805,256	—	165,023,985
Foreign Fixed Income	18,278,766	11,601,078	—	29,879,844
Foreign Equity	24,481,311	—	—	24,481,311
Total Long-Term Investments	265,561,914	194,158,528	—	459,720,442
Short-Term Investments†	5,341,656	—	—	5,341,656
Total Investments	$270,903,570	$194,158,528	—	$465,062,098

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$61,256,203	$62,817,474	—	$124,073,677
Domestic Equity	25,040,657	11,533,612	—	36,574,269
Foreign Fixed Income	9,269,724	13,177,360	—	22,447,084

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Equity	$1,888,556	—	—	$1,888,556
Total Long-Term Investments	97,455,140	87,528,446	—	184,983,586
Short-Term Investments†	2,879,133	—	—	2,879,133
Total Investments	$100,334,273	$87,528,446	—	$187,862,719

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Portfolios had an arrangement with their custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements.  The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources.
Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
$2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio are aggregated.
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, FTFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
FTFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to certain FTFA affiliates as shareholders in FTFA affiliated Underlying Funds. These management and/or administration fees ranged from 0.45% to 0.68% of the average daily net assets of such FTFA affiliated Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, each portfolio incurred transfer agent fees as reported on the Statements of Operations, of which $16 was earned by Investor Services, respectively.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$394,996,550	$301,289,401
Moderately Aggressive Model Portfolio	672,743,570	522,467,734
Moderate Model Portfolio	456,616,395	421,488,286
Moderately Conservative Model Portfolio	93,632,417	93,475,485
Conservative Model Portfolio	30,870,266	25,559,746

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$887,918,652	$148,316,250	$(7,845,767)	$140,470,483

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,174,929,125	$321,726,482	$(26,056,904)	$295,669,578

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,553,123,750	$183,675,727	$(15,172,418)	$168,503,309

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$431,872,647	$39,904,323	$(6,714,872)	$33,189,451

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$181,393,814	$10,598,506	$(4,129,601)	$6,468,905
4. Derivative instruments and hedging activities
During the six months ended June 30, 2025, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$8
Class II	$977,288	8
Total	$977,288	$16

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$8
Class II	$2,694,996	8
Total	$2,694,996	$16

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$9
Class II	$1,989,342	8
Total	$1,989,342	$17

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$8
Class II	$547,545	9
Total	$547,545	$17

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$9
Class II	$218,804	14
Total	$218,804	$23
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Aggressive Model Portfolio
Net Investment Income:
Class I	—	$1,563,560
Class II	—	8,836,486
Total	—	$10,400,046
Net Realized Gains:
Class I	$1,812,055	$1,017,874
Class II	11,338,630	6,778,683
Total	$13,150,685	$7,796,557

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	—	$1,902,045
Class II	—	44,138,072
Total	—	$46,040,117
Net Realized Gains:
Class I	$526,918	—
Class II	12,647,463	—
Total	$13,174,381	—

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Moderate Model Portfolio
Net Investment Income:
Class I	—	$474,756
Class II	—	37,708,051
Total	—	$38,182,807
Return of Capital:
Class I	—	$31,019
Class II	—	2,463,727
Total	—	$2,494,746

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	—	$153,759
Class II	—	12,766,908
Total	—	$12,920,667
Return of Capital:
Class I	—	$4,336
Class II	—	360,042
Total	—	$364,378

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Conservative Model Portfolio
Net Investment Income:
Class I	—	$89,602
Class II	—	5,691,137
Total	—	$5,780,739
Return of Capital:
Class I	—	$609
Class II	—	38,670
Total	—	$39,279
7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	1,200,463	$18,564,859	2,179,991	$32,517,531
Shares issued on reinvestment	113,042	1,812,055	166,900	2,581,434
Shares repurchased	(62,848)	(958,043)	(102,053)	(1,489,373)
Net increase	1,250,657	$19,418,871	2,244,838	$33,609,592
Class II
Shares sold	5,076,569	$78,893,704	10,040,933	$149,619,383
Shares issued on reinvestment	710,440	11,338,630	1,013,106	15,615,169
Shares repurchased	(234,716)	(3,562,440)	(764,842)	(11,043,978)
Net increase	5,552,293	$86,669,894	10,289,197	$154,190,574

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	771,787	$10,825,959	1,559,830	$20,923,323
Shares issued on reinvestment	36,541	526,918	137,958	1,902,045
Shares repurchased	(23,490)	(328,520)	(60,951)	(814,509)
Net increase	784,838	$11,024,357	1,636,837	$22,010,859
Class II
Shares sold	9,255,700	$129,370,961	17,154,195	$229,497,933
Shares issued on reinvestment	880,742	12,647,463	3,214,270	44,138,072
Shares repurchased	(921,221)	(12,714,997)	(1,239,772)	(16,354,618)
Net increase	9,215,221	$129,303,427	19,128,693	$257,281,387

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	222,159	$2,809,631	355,949	$4,389,906
Shares issued on reinvestment	—	—	40,317	505,775
Shares repurchased	(29,635)	(376,752)	(101,496)	(1,252,552)
Net increase	192,524	$2,432,879	294,770	$3,643,129
Class II
Shares sold	4,292,810	$54,160,429	9,799,644	$120,889,278
Shares issued on reinvestment	—	—	3,214,164	40,171,778
Shares repurchased	(1,757,686)	(22,353,533)	(3,492,023)	(43,009,911)
Net increase	2,535,124	$31,806,896	9,521,785	$118,051,145

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	56,582	$655,547	85,355	$970,245
Shares issued on reinvestment	—	—	13,841	158,095
Shares repurchased	(52,237)	(608,238)	(118,962)	(1,333,502)
Net increase (decrease)	4,345	$47,309	(19,766)	$(205,162)

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio (cont’d)
Class II
Shares sold	1,938,034	$22,425,862	2,622,699	$29,699,166
Shares issued on reinvestment	—	—	1,151,556	13,126,950
Shares repurchased	(1,962,022)	(22,705,863)	(5,341,568)	(59,991,410)
Net decrease	(23,988)	$(280,001)	(1,567,313)	$(17,165,294)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	101,787	$1,006,450	82,503	$828,830
Shares issued on reinvestment	—	—	9,115	90,211
Shares repurchased	(74,875)	(757,136)	(92,907)	(914,913)
Net increase (decrease)	26,912	$249,314	(1,289)	$4,128
Class II
Shares sold	1,847,541	$18,409,232	2,895,340	$28,924,615
Shares issued on reinvestment	—	—	580,166	5,729,807
Shares repurchased	(1,440,595)	(14,423,231)	(2,716,856)	(26,924,002)
Net increase	406,946	$3,986,001	758,650	$7,730,420
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$52,108,046	$5,382,201	84,272	$2,195,804	33,829	$(177,574)	$9,774	$312,542	$3,730,068	$58,846,937
Putnam VT International Value Fund, Class IA
	24,828,894	3,700,603	278,254	3,258,089	243,851	50,356	432,207	264,971	4,865,815	30,187,579
	$76,936,940	$9,082,804		$5,453,893		$(127,218)	$441,981	$577,513	$8,595,883	$89,034,516

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$125,671,847	$8,796,152	138,855	$7,175,231	110,527	$(224,251)	$22,615	$723,123	$8,512,309	$135,580,826
Putnam VT International Value Fund, Class IA
	41,648,399	5,029,854	374,464	6,291,664	470,040	105,261	719,932	441,366	7,905,828	48,397,678
	$167,320,246	$13,826,006		$13,466,895		$(118,990)	$742,547	$1,164,489	$16,418,137	$183,978,504

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$72,090,209	$4,207,111	67,221	$7,027,312	108,008	$(150,927)	$12,445	$397,956	$4,778,493	$73,897,574

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$14,487,887	$1,012,424	16,186	$2,914,420	44,880	$76,910	$2,267	$72,474	$795,127	$13,457,928
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the six months ended June 30, 2025.
10. Deferred capital losses
As of December 31, 2024, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio had deferred capital losses of $10,339,312, $12,976,956 and $14,036,561 respectively, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Portfolios have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolios’ financial position or results of operations.
The Portfolios operate as a single operating segment, which is an investment portfolio. The Portfolios’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Portfolios’ Schedule of Investments provides details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Templeton Model Portfolio Funds 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Aggressive Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Aggressive Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1- and 3-year periods ended December 31, 2024 and the period since the Fund’s inception (April 15, 2020) through December 31, 2024 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of eight mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and below the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

Franklin Templeton Model Portfolio Funds

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Moderately Aggressive Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Moderately Aggressive Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1- and 3-year periods ended December 31, 2024 and the period since the Fund’s inception (April 15, 2020) through December 31, 2024 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of nine mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was at the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and below the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

Franklin Templeton Model Portfolio Funds

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Moderate Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Moderate Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1- and 3-year periods ended December 31, 2024 and the period since the Fund’s inception (April 15, 2020) through December 31, 2024 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of nine mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and below the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

Franklin Templeton Model Portfolio Funds

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Moderately Conservative Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Moderately Conservative Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1- and 3-year periods ended December 31, 2024 and the period since the Fund’s inception (April 15, 2020) through December 31, 2024 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of ten mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.

Franklin Templeton Model Portfolio Funds

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Conservative Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Conservative Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1- and 3-year periods ended December 31, 2024 and the period since the Fund’s inception (April 15, 2020) through December 31, 2024 was at the median performance of the funds in the Performance Universe for the 1-year period and below the median for the 3-year and since inception periods. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of ten mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a

Franklin Templeton Model Portfolio Funds

reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

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Franklin Templeton
Model Portfolio Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Templeton Model Portfolio Funds
Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Templeton Model Portfolio Funds
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

FTMPF-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2025